ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Dehaier Medical Systems Limited (“Dehaier” or the “Company”) was incorporated in the British Virgin Islands in 2003 as a limited liability company. Dehaier distributes and provides after-sale services for medical equipment in China mainly through its majority-owned subsidiary Beijing Dehaier Medical Technology Co. Limited (“BDL”) and its affiliate Beijing Dehaier Technology Limited (“BTL”). On November 9, 2011, Dehaier established a wholly-owned subsidiary in the United States, Breathcare LLC (“Breathcare”). Both BDL and BTL were incorporated in the People’s Republic of China (“PRC”). Dehaier, through its subsidiaries and affiliate, distributes branded, proprietary medical equipment, such as sleep apnea machines, ventilator air compressors, and oxygen generators. Standard product registration, product certification and quality management system have been established; ISO13485 industry standard has also already been passed. It also has the distribution rights for a number of international medical equipment suppliers for products including anesthesia equipment, patient monitors, mobile C-arm X-ray machines and other medical equipment accessories.